As Filed with the Securities and Exchange Commission on September 12, 2008

Registration Nos. 333-83074 and 811-21038

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 13
☑
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
☐
AMENDMENT NO. 15
☑

MLIG VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1700 Merrill Lynch Drive
Pennington, NJ 08534
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:
(609) 274-5395

Copy to:
Lori M. Salvo	Stephen E. Roth, Esq.
Director, Office of General Counsel	Sutherland Asbill & Brennan LLP
Merrill Lynch Life Insurance Group Legal/Compliance	1275 Pennsylvania Avenue, N.W.
1700 Merrill Lynch Drive	Washington, DC 20004
Pennington, NJ 08534
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on [date] pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on [date] pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities: Shares of Beneficial Interest

Explanatory Note
This Post-Effective Amendment No. 13 to the Registration Statement of MLIG Variable Insurance Trust (the “Trust”) on Form N-1A (File Nos. 333-83074 and 811-21038) is being filed to supplement one of the Trust’s current prospectuses and the Trust’s statement of additional information. Accordingly, the Trust’s Post-Effective Amendment No. 10 filed April 18, 2008, is hereby incorporated by reference.

SUPPLEMENT
DATED SEPTEMBER 12, 2008
TO THE
MLIG VARIABLE INSURANCE TRUST PROSPECTUS
DATED MAY 1, 2008
Roszel/BlackRock Fixed-Income Portfolio
The Roszel/BlackRock Fixed-Income Portfolio’s Primary Investment Strategies as set forth on page 34 of the prospectus is replaced with the following:
The Portfolio invests, under normal market conditions, at least 80% of its net assets in high-grade income-bearing securities or in other registered investment companies (the “underlying funds”) that invest in high-grade income-bearing securities. The Portfolio and the underlying funds invest in a wide variety of income-bearing securities, including mortgage-backed securities and corporate bonds. The Portfolio seeks to achieve total return through duration management, security selection, and sector rotation consistent with the Adviser’s relative value view. Sector (e.g., government, agency, and corporate) allocations are based upon a relative value assessment by the Adviser’s sector specialists who are responsible for recognizing and communicating key trends and opportunities when sectors become undervalued relative to other sectors of the market.
The Portfolio generally maintains an average portfolio duration of three to six years. The Portfolio generally maintains an average credit quality of A or better and invests in underlying funds that invest solely in securities that are rated investment grade at the time of purchase or, if unrated, are determined by the management team to be of similar quality. The Portfolio’s performance benchmark is the Merrill Lynch U.S. Domestic Master Bond Index.
The Portfolio can invest anywhere between 0% to 45% of its net assets in underlying funds. The Portfolio will only invest in underlying funds that invest primarily in income-bearing securities and can invest in underlying funds that are both affiliated and unaffiliated with the Trust. The Adviser will select the Portfolio’s underlying fund investments using the same investment strategy it uses to select other investments for the Portfolio. Currently, the only underlying funds in which the Portfolio intends to invest are the BlackRock Bond Allocation Target Shares (BATS) Series C and Series M, two funds that are series of the BlackRock Bond Allocation Target Shares (a registered investment company) and are advised by an affiliate of the Adviser. However, to the extent that such investment is consistent with the Portfolio’s investment strategies, the Portfolio may invest in other underlying funds in the future.
A detailed description of the commericial paper and bond rating categories created by certain nationally recognized statistical rating organizations is contained in the SAI.
The Roszel/BlackRock Fixed-Income Portfolio’s Principal Risks as set forth on page 34 of the prospectus is replaced with the following:
The Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.  As with most income mutual funds, the Portfolio is subject to interest rate risk and income volatility. Other factors may affect the market price and yield of the Portfolio’s securities, including investor demand, domestic economic conditions and factors relating to the issuer of a particular security, such as changes in the financial condition of the issuer. Loss of money is a risk of investing in this Portfolio. In addition, the Portfolio’s investments, particularly its investments in mortgage-backed securities, are subject to credit risk and prepayment/extension risk. These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on “Risks of Certain Investments and Investment Techniques.”
On page 36 of the prospectus, the entry in the “Annual Portfolio Operating Expenses” table for the Roszel/BlackRock Fixed-Income Portfolio is replaced with the following:

Total
			Estimated	Annual
			Acquired Fund	Portfolio
		Other	Fees and	Operating	Expense[1]
	Management Fees	Expenses	Expenses[2]	Expenses	Reimbursements	Net Expenses
Roszel/BlackRock Fixed-Income Portfolio	0.65	0.85	0.04	1.54	0.55	0.99
     1 (Please see the Prospectus for the text of footnote 1.)
     2 “Acquired Fund Fees and Expenses” are the Portfolio’s proportionate amount of the expenses of any investment company in which it invests. These expenses are not paid directly by Portfolio shareholders. This amount is currently estimated based on projected investments into underlying funds.
On page 37 of the prospectus, the entry in the “Example” table for the Roszel/BlackRock Fixed-Income Portfolio is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Roszel/BlackRock Fixed-Income Portfolio	$97	$429	$784	$1784
The entry for “Investment Company Securities” in Chart 4, page 1 for the Roszel/BlackRock Fixed-Income Portfolio is replaced with the following:
45
* * *
Please retain this supplement with your Prospectus for future reference.

SUPPLEMENT
DATED SEPTEMBER 12, 2008
TO THE
MLIG VARIABLE INSURANCE TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008
The text under the heading “Fundamental Restrictions” on pages 1-2 of the Statement of Additional Information is replaced with the following:
Each Portfolio has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Portfolio’s outstanding voting securities. Under the 1940 Act, and as used in the Prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of: (1) the holders of 67% or more of the outstanding votes attributable to shares of a Portfolio present at a meeting, if the holders of more than 50% of such votes are present in person or by proxy, or (2) the holders of more than 50% of the outstanding votes attributable to shares of the Portfolio.
     Each Portfolio may not:
1.	Issue senior securities to the extent such issuance would violate applicable law.

2.	Borrow money, except as permitted under the 1940 Act, as amended, and rules, regulations, or orders obtained thereunder, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any or its agencies or instrumentalities), except that a Portfolio may invest up to 100% of its total assets in other investment companies, as the term “investment company” is defined in the 1940 Act.

4.	Make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio’s investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law.

5.	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

6.	Purchase or sell real estate, except that a Portfolio may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (e.g., real estate investment trusts) (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities and (f) invest in real estate limited partnerships.

7.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit a Portfolio from purchasing, selling or entering into financial derivative or commodity contracts (such as futures contracts or options on futures contracts, or transactions related to currencies), subject to compliance with any applicable provisions of applicable law.

8.	With respect to 75% of a Portfolio’s total assets, purchase securities of an issuer (other than cash, cash items, securities of other investment companies, as the term “investment company” is defined in the 1940 Act, or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if (a) such purchase would cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.
Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions. If a Portfolio invests in other investment companies that are part of the same “group of investment companies” (as such term is defined in Section 12(d)(1)(G) of the 1940 Act) as that Portfolio, the Portfolio will look through to the investments of those other investment companies (that are part of the same group of investment companies as the Portfolio) in determining compliance with the above restrictions.
* * *
Please retain this supplement with your SAI for future reference.

PART C

ITEM 23. EXHIBITS.

DESCRIPTION

(a)	Amended and Restated Declaration of Trust of MLIG Variable Insurance Trust (the “Trust”) (10).

(b)	Not Applicable.

(c)	Not Applicable.

(d)(1)	Amended and Restated Management Agreement between the Trust on behalf of the Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Davis Large Cap Value Portfolio, Roszel/BlackRock Relative Value Portfolio, Roszel/Lord Abbett Affiliated Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, Roszel/AllianceBernstein Large Cap Core Portfolio, Roszel/Loomis Sayles Large Cap Growth Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Marsico Large Cap Growth Portfolio, Roszel/Allianz CCM Capital Appreciation Portfolio, Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Cadence Mid Cap Growth Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/NWQ Small Cap Value Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/JP Morgan Small Cap Growth Portfolio, Roszel/Delaware Trend Portfolio, Roszel/JP Morgan Multi-Cap Market Neutral Portfolio, Roszel/Lazard International Portfolio, Roszel/JPMorgan International Equity Portfolio, Roszel/Lord Abbett Government Securities Income Portfolio, Roszel/MLIM Fixed-Income Portfolio, Roszel/Lord Abbett Bond Debenture Portfolio and Roszel Advisors, LLC. (9)

(d)(2)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Cadence Capital Management LLC respecting the Roszel/Allianz CCM Capital Appreciation Portfolio. (8)

(d)(3)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Delaware Management Company respecting the Roszel/Delaware Small Mid-Cap Growth Portfolio. (3)

(d)(4)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Delaware Management Company respecting the Roszel/Delaware Trend Portfolio. (3)

(d)(5)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Lord, Abbett & Co. respecting the Roszel/Lord Abbett Affiliated Portfolio, Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Lord Abbett Government Securities Portfolio and Roszel/Lord Abbett Bond Debenture Portfolio. (3)

(d)(6)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Rittenhouse Asset Management, Inc. respecting the Roszel/Rittenhouse Large Cap Growth Portfolio.(11)

(d)(7)	Investment Subadvisory Agreement between Roszel Advisors, LLC and J. & W. Seligman & Co. Incorporated respecting the Roszel/Seligman Mid Cap Growth Portfolio. (2)

(d)(8)	Investment Subadvisory Agreement between Roszel Advisors, LLC, PIMCO Advisory Services Holdings LLC, and NFJ Investments Group L.P. respecting the Roszel/PIMCO Small Cap Value Portfolio. (2)

(d)(9)	Investment Subadvisory Agreement between Roszel Advisors, LLC and J.P. Morgan Fleming Asset Management (USA) Inc. respecting the Roszel/JP Morgan Small Cap Growth Portfolio. (2)

(d)(10)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Lazard Asset Management respecting the Roszel/Lazard International Portfolio. (2)

(d)(11)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Fayez Sarofim & Co. respecting the Roszel/Fayez Sarofim Large Cap Core Portfolio. (5)

(d)(12)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Alliance Capital Management, L.P. respecting the Roszel/Alliance Large Cap Core Portfolio. (8)

(d)(13)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Loomis, Sayles & Company, L.P. respecting the Roszel/Loomis Sayles Large Cap Growth Portfolio. (8)

(d)(14)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Marsico Capital Management, LLC respecting the Roszel/Marsico Large Cap Growth Portfolio.(11)

(d)(15)	Investment Subadvisory Agreement between Roszel Advisors, LLC and BlackRock Investment Management, LLC respecting the Roszel/BlackRock Fixed Income Portfolio. (9)

(d)(16)	Investment Subadvisory Agreement between Roszel Advisors, LLC and BlackRock Investment Management, LLC respecting the Roszel/BlackRock Relative Value Portfolio. (9)

(d)(17)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Davis Selected Advisers, L.P. respecting the Roszel/Davis Large Cap Value Portfolio. (9)

(d)(18)	Investment Subadvisory Agreement between Roszel Advisors, LLC and JPMorgan Investment Management Inc. respecting the Roszel/JPMorgan International Equity Portfolio. (9)

(d)(19)	Investment Subadvisory Agreement between Roszel Advisors, LLC and Cadence Capital Management LLC respecting the Roszel/Cadence Mid Cap Growth Portfolio. (10)

(d)(20)	Investment Subadvisory Agreement between Roszel Advisors, LLC and NFJ Investment Group L.P. respecting the Roszel/Allianz NFJ Mid Cap Value Portfolio.(11)

(d)(21)	Investment Subadvisory Agreement between Roszel Advisors, LLC and NWQ Investment Management Company respecting the Roszel/NWQ Small Cap Value Portfolio.(11)

(e)	Distribution Agreement between the Trust and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPFS”). (3)

(1)	Amendment No. 1 to the Distribution Agreement between the Trust on behalf of the Roszel/Delaware Trend Portfolio, Roszel/Lord Abbett Affiliated Portfolio and Roszel/PIMCO CCM Capital Appreciation Portfolio and MLPFS. (3)

(2)	Amendment No. 2 to the Distribution Agreement between the Trust on behalf of the Roszel/AllianceBernstein Large Cap Core Portfolio, Roszel/Allianz CCM Capital Appreciation Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio, Roszel/Davis Large Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Delaware Trend Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, Roszel/Cadence Mid Cap Growth Portfolio, Roszel/JPMorgan Small Cap Growth Portfolio, Roszel/Allianz NFJ Small-Mid Cap Value Portfolio, Roszel/Lazard International Portfolio, Roszel/Loomis Sayles Large Cap Growth Portfolio, Roszel/Lord Abbett Affiliated Portfolio, Roszel/Lord Abbett Bond Debenture Portfolio, Roszel/Lord Abbett Government Securities Portfolio, Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Marsico Large Cap Growth Portfolio, Roszel/BlackRock Fixed-Income Portfolio, Roszel/BlackRock Relative Value Portfolio, Roszel/NWQ Small Cap Value Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/JPMorgan International Equity Portfolio.(11)

(f)	Not Applicable.

(g)	Custody Agreement between the Trust and JPMorgan Chase Bank. (2)

(1)	Amendment No. 1 to the Custody Agreement between the Trust on behalf of the Roszel/Delaware Trend Portfolio, Roszel/Lord Abbett Affiliated Portfolio and Roszel/PIMCO CCM Capital Appreciation Portfolio and JPMorgan Chase Bank. (3)

(2)	Amendment No. 2 to the Custody Agreement between the Trust on behalf of the Roszel/AllianceBernstein Large Cap Core Portfolio, Roszel/Allianz CCM Capital Appreciation Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio, Roszel/Davis Large Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Delaware Trend Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, Roszel/Cadence Mid Cap Growth Portfolio, Roszel/JPMorgan Small Cap Growth Portfolio, Roszel/Allianz NFJ Small-Mid Cap Value Portfolio, Roszel/Lazard International Portfolio, Roszel/Loomis Sayles Large Cap Growth Portfolio, Roszel/Lord Abbett Affiliated Portfolio, Roszel/Lord Abbett Bond Debenture Portfolio, Roszel/Lord Abbett Government Securities Portfolio, Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Marsico Large Cap Growth Portfolio, Roszel/BlackRock Fixed-Income Portfolio, Roszel/BlackRock Relative Value Portfolio, Roszel/NWQ Small Cap Value Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/JPMorgan International Equity Portfolio.(11)

(h)(1)	Mutual Funds Service Agreement between the Trust and J.P. Morgan Investor Services Co. (2)

(a)	Amendment No. 1 to the Mutual Funds Service Agreement between the Trust on behalf of the Roszel/Delaware Trend Portfolio, Roszel/Lord Abbett Affiliated Portfolio and Roszel/PIMCO CCM Capital Appreciation Portfolio and J.P. Morgan Investor Services Co. (3)

(b)	Amendment No. 2 to the Mutual Funds Service Agreement between the Trust and J.P. Morgan Investor Services Co. (7)

(c)	Amendment No. 3 to the Mutual Funds Service Agreement between the Trust on behalf of the Roszel/AllianceBernstein Large Cap Core Portfolio, Roszel/Allianz CCM Capital Appreciation Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio, Roszel/Davis Large Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Delaware Trend Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, Roszel/Cadence Mid Cap Growth Portfolio, Roszel/JPMorgan Small Cap Growth Portfolio, Roszel/Allianz NFJ Small-Mid Cap Value Portfolio, Roszel/Lazard International Portfolio, Roszel/Loomis Sayles Large Cap Growth Portfolio, Roszel/Lord Abbett Affiliated Portfolio, Roszel/Lord Abbett Bond Debenture Portfolio, Roszel/Lord Abbett Government Securities Portfolio, Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Marsico Large Cap Growth Portfolio, Roszel/BlackRock Fixed-Income Portfolio, Roszel/BlackRock Relative Value Portfolio, Roszel/NWQ Small Cap Value Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/JPMorgan International Equity Portfolio.(11)

(h)(2)	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Trust and Financial Data Services, Inc. (2)

(a)	Amendment No. 1 to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Trust on behalf of the Roszel/Delaware Trend Portfolio, Roszel/Lord Abbett Affiliated Portfolio and Roszel/PIMCO CCM Capital Appreciation Portfolio and Financial Data Services, Inc. (3)

(b)	Amendment No. 2 to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Trust and Financial Data Services, Inc. (6)

(i)(1)	Opinion and Consent of Sutherland Asbill & Brennan LLP. (2)

(i)(2)	Consent of Sutherland Asbill & Brennan LLP filed herewith.

(j)	Consent of Deloitte & Touche LLP filed herewith.

(k)	Not Applicable.

(1)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(p)(1)	Code of Ethics for the Trust and Roszel Advisors, LLC. (2)

(p)(2)	Code of Ethics for NWQ Investment Management Company, LLC.(11)

(p)(3)	Code of Ethics for BlackRock Investment Management, LLC.(11)

(p)(4)	Code of Ethics for Rittenhouse Asset Management, Inc.(11)

(p)(5)	Code of Ethics for J. & W. Seligman & Co. Incorporated is incorporated herein by reference to Seligman Core Fixed Income Fund, Inc.’s registration statement on Form N-1A (registration No. 333-63546) filed January 28, 2008.

(p)(6)	Code of Ethics for Allianz Global Investors of America L.P. and NFJ Investment Group L.P. is incorporated herein by reference to Fixed Income Shares registration statement on Form N-1A (registration No. 33-92415) filed February 28, 2008.

(p)(7)	Code of Ethics for Delaware Management Company.(11)

(p)(8)	Code of Ethics for JPMorgan Investment Management Inc.(11)

(p)(9)	Code of Ethics for Lazard Asset Management LLC.(11)

(p)(10)	Code of Ethics for Fayez Sarofim & Co.(11)

(p)(11)	Code of Ethics for AllianceBernstein L.P.(11)

(p)(12)	Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated herein by reference to The Strategic Advantage Trust’s registration statement on Form N-1A (registration No. 033-79708) filed January 31, 2008.

(p)(13)	Code of Ethics for Marsico Capital Management, LLC.(11)

(p)()	Code of Ethics for Cadence Capital Management LLC (10).

(p)(14)	Code of Ethics for Lord, Abbett & Co. LLC.(11)

(p)(15)	Code of Ethics for Davis Selected Advisers, L.P.(11)

(q)	Powers of Attorney filed herewith

(1)	Incorporated herein by reference to registrant’s initial registration statement on Form N-1A (registration file No. 333-83074) filed February 20, 2002.
(2)	Incorporated herein by reference to registrant’s pre-effective amendment No. 2 to the registration statement on Form N-1A (registration file No. 333-83074) filed June 7, 2002.
(3)	Incorporated herein by reference to post-effective amendment No. 2 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed April 25, 2003.
(4)	Incorporated herein by reference to post-effective amendment No. 3 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed April 28, 2004.
(5)	Incorporated herein by reference to post-effective amendment No. 4 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed February 23, 2005.
(6)	Incorporated herein by reference to post-effective amendment No. 5 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed April 29, 2005.
(7)	Incorporated herein by reference to post-effective amendment No. 6 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed February 15, 2006.
(8)	Incorporated herein by reference to post-effective amendment No. 7 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed April 28, 2006.
(9)	Incorporated herein by reference to post-effective amendment No. 8 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed February 23, 2007.
(10)	Incorporated herein by reference to post-effective amendment No. 9 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed April 27, 2007.
(11)	Incorporated herein by reference to post-effective amendment No. 10 to registrant’s registration statement on Form N-1A (registration file No. 333-83074) filed April 18, 2008.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The list required by this Item, which includes the subsidiaries of Merrill Lynch & Co., Inc. (“ML”), is incorporated herein by reference to Exhibit 21, “Subsidiaries of the Registrant” of the Form 10-K405 filed by ML pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-07182) for the fiscal year ended December 31, 2007 (the “Form 10-K”).

ITEM 25. INDEMNIFICATION.

     As a Delaware statutory trust, the operations of Registrant are governed by its Amended and Restated Declaration of Trust dated March 9, 2006 (the “Declaration of Trust”). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It nevertheless is possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

     To protect Registrant’s shareholders against the risk of personal liability, the Declaration of Trust: (a) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (b) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (c) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (a) a court refuses to apply Delaware law; (b) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (c) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to “Investment Management” in the Prospectuses forming Part A, and “Investment Advisory and Other Services” in the Statement of Additional Information forming Part B, of this registration statement.

     Incorporated herein by reference to Schedules A and D of the Form ADV filed by Roszel Advisors, LLC pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (SEC File No. 801-61171).

     The list required by this Item for Lord, Abbett & Co. LLC (“Lord Abbett”), the investment subadviser to the Roszel/Lord Abbett Affiliated Portfolio, Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Lord Abbett Government Securities Portfolio, and Roszel/Lord Abbett Bond Debenture Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Lord Abbett pursuant to the Advisers Act (SEC File No. 801-6997).

     The list required by this Item for Rittenhouse Asset Management, Inc. (“Rittenhouse”), the investment subadviser to the Roszel/Rittenhouse Large Cap Growth Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Rittenhouse pursuant to the Advisers Act (SEC File No. 801-18394).

     The list required by this Item for J. & W. Seligman & Co. Incorporated (“Seligman”), the investment subadviser to the Roszel/Seligman Mid Cap Growth Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Seligman pursuant to the Advisers Act (SEC File No. 801-15798).

     The list required by this Item for NWQ Investment Management Company (“NWQ”), the investment subadviser to the Roszel/NWQ Small Cap Value Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by NWQ pursuant to the Advisers Act (SEC File No. 801-42159).

      The list required by this Item for NFJ Investment Group L.P. (“NFJ”), the investment subadviser to the Roszel/Allianz NFJ Small Cap Value Portfolio and Roszel/Allianz NFJ Mid Cap Value Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by NFJ pursuant to the Advisers Act (SEC File No. 801-47940).

     The list required by this Item for Cadence Capital Management (“Cadence”), the investment subadviser to the Roszel/Allianz CCM Capital Appreciation Portfolio and the Roszel/Cadence Mid Cap Growth Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Cadence pursuant to the Advisers Act (SEC File No. 801-48186).

     The list required by this Item for Delaware Management Company (“Delaware Management”), the investment subadviser to the Roszel/Delaware Trend Portfolio and the Roszel/Delaware Small-Mid Cap Growth Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Delaware Management pursuant to the Advisers Act (SEC File No. 801-32108).

     The list required by this Item for J.P. Morgan Fleming Asset Management (USA) Inc. (“JPMFAM”), the investment subadviser to the Roszel/JP Morgan Small Cap Growth Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by JPMFAM pursuant to the Advisers Act (SEC File No. 801-50256).

     The list required by this Item for Lazard Asset Management (“Lazard”), the investment subadviser to the Roszel/Lazard International Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Lazard pursuant to the Advisers Act (SEC File No. 801-6568).

     The list required by this Item for Fayez Sarofim & Co. (“Fayez”), the investment subadviser to the Roszel/Fayez Sarofim Large Cap Core Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Fayez pursuant to the Advisers Act (SEC File No. 801-1725).

     The list required by this Item for AllianceBernstein L.P., the investment subadviser to the Roszel/AllianceBernstein Large Cap Core Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by AllianceBernstein L.P. pursuant to the Advisers Act (SEC File No. 801-56720).

     The list required by this Item for Loomis, Sayles & Company, L.P., the investment subadviser to the Roszel/Loomis Sayles Large Cap Growth Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Loomis, Sayles & Company, L.P. pursuant to the Advisers Act (SEC File No. 801-170).

     The list required by this Item for Marsico Capital Management, LLC, the investment subadviser to the Roszel/Marsico Large Cap Growth Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Marsico Capital Management, LLC pursuant to the Advisers Act (SEC File No. 801-54914).

     The list required by this Item for JPMorgan Investment Management, Inc., the investment subadviser to the Roszel/JPMorgan International Equity Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by JPMorgan Investment Management, Inc. pursuant to the Advisers Act (SEC File No. 801-40060).

     The list required by this Item for BlackRock Investment Management, LLC (“BlackRock”), the investment subadviser to the Roszel/BlackRock Fixed Income Portfolio and the Roszel/BlackRock Relative Value Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by BlackRock pursuant to the Advisers Act (SEC File No. 801-56972).

     The list required by this Item for Davis Selected Advisers, L.P. (“Davis”), the investment subadviser to the Roszel/Davis Large Cap Value Portfolio, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Davis pursuant to the Advisers Act (SEC File No. 801-31648).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)	MLPFS serves as the principal underwriter for the Trust.

(b)	The information required by this Item 27 for MLPFS is incorporated herein by reference to Schedule A of Form BD filed by MLPFS pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-007221).

(c)	Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Trust; Roszel Advisors, LLC, 1700 Merrill Lynch Drive, Pennington, New Jersey 08534; JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017; J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, Massachusetts 02108-3913; and Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 29. MANAGEMENT SERVICES.

     Except as set forth in the Prospectuses constituting Part A of the registration statement and under the caption “Investment Advisory and Other Services” in the statement of additional information constituting Part B of the registration statement, the registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 13 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Hopewell, and State of New Jersey, on the 12th day of September, 2008.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler Deborah J. Adler President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Deborah J. Adler Deborah J. Adler	President (Principal Executive Officer)	September 12, 2008

/s/ Lisa Wilhelm Haag* Lisa Wilhelm Haag	Trustee	September 12, 2008

/s/ Robert M. Bordeman * Robert M. Bordeman	Trustee	September 12, 2008

/s/ Kevin J. Tierney * Kevin J. Tierney	Trustee	September 12, 2008

/s/ Ann Strootman Ann Strootman	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	September 12, 2008

/s/ Frances C. Grabish *By: Frances C. Grabish Pursuant to Power of Attorney

EXHIBIT INDEX

EXHIBIT
NUMBER	DESCRIPTION

23(i)(2)	Consent of Sutherland Asbill & Brennan LLP

23(j)	Consent of Deloitte & Touche LLP

23(q)	Powers of Attorney